    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 27, 2000

                                                               FILE NO. 2-73428
                                                               FILE NO. 811-3231
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A


           REGISTRATION STATEMENT UNDER THE
                SECURITIES ACT OF 1933          / /
           POST-EFFECTIVE AMENDMENT NO. 25      /X/
                         AND
           REGISTRATION STATEMENT UNDER THE
            INVESTMENT COMPANY ACT OF 1940      / /
                   AMENDMENT NO. 25             /X/


                            ------------------------

                             SEI LIQUID ASSET TRUST
               (Exact Name of Registrant as Specified in Charter)


                               C/O CT CORPORATION
                               101 Federal Street
                          Boston, Massachusetts 02110
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (800) 342-5734


                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

Richard W. Grant, Esq.                John H. Grady, Jr., Esq.
Morgan, Lewis & Bockius LLP           Morgan, Lewis & Bockius LLP
1701 Market Street                    1701 Market Street
Philadelphia, Pennsylvania 19103      Philadelphia, Pennsylvania 19103

                            ------------------------

Title of Securities Being Registered . . . Units of Beneficial Interest

 It is proposed that this filing will become effective (check appropriate box):


   / /     immediately upon filing pursuant to paragraph (b)
   /X/     on October 31, 2000 pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   / /     on [date] pursuant to paragraph (a) of Rule 485


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              SEI
              Liquid
              Asset
              Trust
                                 CLASS A SHARES

                                   PROSPECTUS

                                OCTOBER 31, 2000


           ---------------------------------------------------------

                            TREASURY SECURITIES FUND
                           GOVERNMENT SECURITIES FUND
                             PRIME OBLIGATION FUND

           ---------------------------------------------------------

                                    ADVISER:
                       WELLINGTON MANAGEMENT COMPANY, LLP


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.



           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Liquid
    Asset Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------


SEI Liquid Asset Trust is a mutual fund that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.



THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS PLEASE SEE:


     TREASURY SECURITIES FUND.............................................2
     GOVERNMENT SECURITIES FUND...........................................4
     PRIME OBLIGATION FUND................................................6

     MORE INFORMATION ABOUT FUND INVESTMENTS..............................8

     THE INVESTMENT ADVISER...............................................8
     PURCHASING AND SELLING FUND SHARES...................................9
     DIVIDENDS AND DISTRIBUTIONS.........................................11
     TAXES...............................................................11
     FINANCIAL HIGHLIGHTS................................................12
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI LIQUID ASSET TRUST.......Back
     Cover

                                                                    PROSPECTUS 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help each Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job an Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.



ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

2 PROSPECTUS

TREASURY SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 3

                                                        TREASURY SECURITIES FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for 10 years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  7.99%
1991  5.78%
1992  3.60%
1993  2.84%
1994  3.80%
1995  5.66%
1996  5.11%
1997  5.22%
1998  5.12%
1999  4.65%


BEST QUARTER                                        WORST QUARTER
1.96%                                               0.69%
(06/30/90)                                          (06/30/93)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS 4.32%.



THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 1999.


                                                             SINCE
CLASS A SHARES                  1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
TREASURY
 SECURITIES FUND                4.65%    5.15%     4.97%      6.32%*
--------------------------------------------------------------------


* SINCE JANUARY 18, 1982


Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.70%
                                                      ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.72%
Fee Waivers and Expense Reimbursements                     0.28%
                                                      ----------
NET EXPENSES                                               0.44%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.44%.

For more information about these fees, see "Investment Adviser."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury Securities Fund -
 Class A Shares                  $45     $141     $246      $555

4 PROSPECTUS

GOVERNMENT SECURITIES FUND

FUND SUMMARY


INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. government securities
------------------------------------------------------------------------------------------------------


INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows guidelines about the credit quality, maturity and diversification of its investments. With respect to maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 5

                                                      GOVERNMENT SECURITIES FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for 10 years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  8.03%
1991  5.80%
1992  3.64%
1993  2.86%
1994  3.91%
1995  5.67%
1996  5.07%
1997  5.17%
1998  5.06%
1999  4.77%


BEST QUARTER                                        WORST QUARTER
1.98%                                               0.69%
(06/30/90)                                          (06/30/93)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS 4.43%.



THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 1999.



                                                             SINCE
CLASS A SHARES                  1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
GOVERNMENT SECURITIES FUND      4.77%    5.15%     4.99%      6.40%*
--------------------------------------------------------------------



* SINCE JANUARY 18, 1982


Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.70%
                                                      ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.72%
Fee Waivers and Expense Reimbursements                     0.28%
                                                      ----------
NET EXPENSES                                               0.44%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.44%.

For more information about these fees, see "Investment Adviser."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government Securities Fund -
 Class A Shares                  $45     $141     $246      $555

6 PROSPECTUS

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper (including asset-backed commercial paper) rated in the highest short-term rating category by at least one nationally recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest long-term rating categories; (iv) short-term obligations issued by state and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows guidelines about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 7

                                                           PRIME OBLIGATION FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for 10 years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  8.16%
1991  6.05%
1992  3.63%
1993  2.88%
1994  4.00%
1995  5.74%
1996  5.17%
1997  5.33%
1998  5.30%
1999  4.95%


BEST QUARTER                                        WORST QUARTER
2.01%                                               0.69%
(06/30/90)                                          (06/30/93)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS 4.54%.



THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 1999.



CLASS A SHARES                  1 YEAR  5 YEARS  10 YEARS  SINCE INCEPTION
--------------------------------------------------------------------------
PRIME OBLIGATION FUND           4.95%    5.30%     5.11%          6.05%*
--------------------------------------------------------------------------



* SINCE JANUARY 18, 1982


Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.



ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                   0.02%
Distribution (12b-1) Fees                                   None
Other Expenses                                             0.70%
                                                      ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.72%
Fee Waivers and Expense Reimbursements                     0.28%
                                                      ----------
NET EXPENSES                                               0.44%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.44%.

For more information about these fees, see "Investment Adviser."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Prime Obligation Fund - Class
 A Shares                        $45     $141     $246      $555

8 PROSPECTUS


MORE INFORMATION ABOUT FUND INVESTMENTS



This prospectus describes the Funds' primary investment strategies. Each Fund is required to invest at least 80% of its assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with a Fund's objectives. Of course, there is no guarantee that any Fund will achieve its investment goal.


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser to the Funds. As of September 30, 2000, Wellington Management had approximately $266 billion in assets under management. For the fiscal year ended June 30, 2000, each Fund paid Wellington Management advisory fees of 0.01% of average daily net assets.



John C. Keogh is the portfolio manager of the Funds. Mr. Keogh has been an investment professional with Wellington Management since 1983.

                                                                    PROSPECTUS 9

                                              PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.


HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. You may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.



Each Fund calculates its NAV once each Business Day at 2:00 p.m., Eastern time (3:00 p.m., Eastern time for the Prime Obligation Fund). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds (or their authorized intermediaries) generally must receive your order in proper form and federal funds (readily available funds) before the Funds calculate their NAV. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUNDS CALCULATE NAV


NAV for one Fund share is the value of that share's portion of the net assets of the Fund.



In calculating NAV for the Funds, we generally value the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Funds expect their NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

10 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES


If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts with your financial institution or intermediary. If you have any questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.


RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND


The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although, it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission (SEC) declares an emergency or for other reasons. More information about this is in the SAI.

                                                                   PROSPECTUS 11

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.


For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Funds. The Distributor has no current intention to discontinue this voluntary waiver.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

12 PROSPECTUS

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with the Funds' financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI LIQUID ASSET TRUST - FOR THE YEARS ENDED JUNE 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  REALIZED                  DISTRIBUTIONS   NET
                                          NET ASSET                 AND      DISTRIBUTIONS      FROM       ASSET
                                            VALUE       NET      UNREALIZED    FROM NET       REALIZED     VALUE
                                          BEGINNING  INVESTMENT   GAINS ON    INVESTMENT       CAPITAL     END OF  TOTAL
                                          OF PERIOD    INCOME    SECURITIES     INCOME          GAINS      PERIOD  RETURN
                                          ---------  ----------  ----------  -------------  -------------  ------  ------
-------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES
-------------------------------------------------------------------------------------------------------------------------
  CLASS A
  2000..................................    $1.00      $0.05           --       $(0.05)            --      $1.00   5.24%
  1999..................................     1.00       0.05           --        (0.05)            --       1.00   4.72
  1998..................................     1.00       0.05           --        (0.05)            --       1.00   5.29
  1997..................................     1.00       0.05           --        (0.05)            --       1.00   5.10
  1996..................................     1.00       0.05           --        (0.05)            --       1.00   5.37
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES
-------------------------------------------------------------------------------------------------------------------------
  CLASS A
  2000..................................    $1.00      $0.05           --       $(0.05)            --      $1.00   5.37%
  1999..................................     1.00       0.05           --        (0.05)            --       1.00   4.74
  1998..................................     1.00       0.05           --        (0.05)            --       1.00   5.21
  1997..................................     1.00       0.05           --        (0.05)            --       1.00   5.09
  1996..................................     1.00       0.05           --        (0.05)            --       1.00   5.30
-------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION
-------------------------------------------------------------------------------------------------------------------------
  CLASS A
  2000..................................    $1.00      $0.05           --       $(0.05)                    $1.00   5.55%
  1999..................................     1.00       0.05           --        (0.05)            --       1.00   4.97
  1998..................................     1.00       0.05           --        (0.05)            --       1.00   5.40
  1997..................................     1.00       0.05           --        (0.05)            --       1.00   5.20
  1996..................................     1.00       0.05           --        (0.05)            --       1.00   5.39

                                                                                                RATIO OF
                                                                     RATIO OF      RATIO     NET INVESTMENT
                                                                       NET      OF EXPENSES      INCOME
                                                         RATIO OF   INVESTMENT  TO AVERAGE     TO AVERAGE
                                           NET ASSETS    EXPENSES     INCOME    NET ASSETS     NET ASSETS
                                             END OF     TO AVERAGE  TO AVERAGE  (EXCLUDING     (EXCLUDING
                                          PERIOD (000)  NET ASSETS  NET ASSETS   WAIVERS)       WAIVERS)
                                          ------------  ----------  ----------  -----------  --------------

TREASURY SECURITIES
------------------------------------------------------------------------------------------------------------
  CLASS A
  2000..................................   $  402,982      0.44%       5.03%       0.73%          4.74%
  1999..................................      565,897      0.44        4.62        0.73           4.33
  1998..................................      603,783      0.44        5.17        0.73           4.88
  1997..................................      706,232      0.44        4.98        0.74           4.68
  1996..................................      832,393      0.44        5.27        0.52           5.19
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES
-------------------------------------------------------------------------------------------------------------------------
  CLASS A
  2000..................................   $   63,843      0.44%       5.18%       0.73%          4.89%
  1999..................................      108,468      0.44        4.66        0.73           4.37
  1998..................................      105,201      0.44        5.10        0.73           4.81
  1997..................................      148,606      0.44        4.98        0.71           4.71
  1996..................................      169,133      0.44        5.19        0.54           5.09
-------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION
-------------------------------------------------------------------------------------------------------------------------
  CLASS A
  2000..................................   $1,604,058      0.44%       5.41%       0.73%          5.12%
  1999..................................    1,335,301      0.44        4.84        0.73           4.55
  1998..................................      947,154      0.44        5.27        0.73           4.98
  1997..................................      823,270      0.44        5.08        0.74           4.78
  1996..................................      747,852      0.44        5.27        0.53           5.18



Amounts designated as " -- " are either $0 or have been rounded to $0.

 SEI Liquid Asset Trust

INVESTMENT ADVISER


Wellington Management Company, LLP
75 State Street
Boston, MA 02109


DISTRIBUTOR


SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated October 31, 2000, includes more detailed information about SEI Liquid Asset Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------


These reports list each Fund's holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.



TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI


BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456


BY INTERNET: http://www.seic.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Liquid Asset Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-3231.

              SEI
              Liquid
              Asset
              Trust
                                 CLASS A SHARES

                                   PROSPECTUS

                                OCTOBER 31, 2000


           ---------------------------------------------------------

                            TREASURY SECURITIES FUND
                             PRIME OBLIGATION FUND

           ---------------------------------------------------------

                                    ADVISER:
                       WELLINGTON MANAGEMENT COMPANY, LLP


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Liquid
    Asset Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------


SEI Liquid Asset Trust is a mutual fund that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.



THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS PLEASE SEE:


     TREASURY SECURITIES FUND.............................................2
     PRIME OBLIGATION FUND................................................4

     MORE INFORMATION ABOUT FUND INVESTMENTS..............................6

     THE INVESTMENT ADVISER...............................................6
     PURCHASING AND SELLING FUND SHARES...................................7
     DIVIDENDS AND DISTRIBUTIONS..........................................9
     TAXES................................................................9
     FINANCIAL HIGHLIGHTS................................................10
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI LIQUID ASSET TRUST.......Back
     Cover

                                                                    PROSPECTUS 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help each Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job an Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.



ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

2 PROSPECTUS

TREASURY SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows guidelines about the credit quality, maturity and diversification of its investments. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Funds' yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 3

                                                        TREASURY SECURITIES FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for 10 years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  7.99%
1991  5.78%
1992  3.60%
1993  2.84%
1994  3.80%
1995  5.66%
1996  5.11%
1997  5.22%
1998  5.12%
1999  4.65%


BEST QUARTER                                        WORST QUARTER
1.96%                                               0.69%
(09/30/90)                                          (06/30/93)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS 4.32%.



THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 1999.


                                                             SINCE
CLASS A SHARES                  1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
TREASURY
 SECURITIES FUND                4.65%    5.15%     4.97%     6.32%*
--------------------------------------------------------------------


* SINCE JANUARY 18, 1982



Please call 1-800-DIAL-SEI to obtain the Fund's current yield.


--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.03%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.70%
                                                        ------
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.73%
Fee Waivers and Expense Reimbursements                   0.29%
                                                        ------
NET EXPENSES                                             0.44%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.44%.

For more information about these fees, see "Investment Adviser."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury Securities Fund -
 Class A Shares                  $45     $141     $246      $555

4 PROSPECTUS

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in high quality, short-term money
                                                    market instruments
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper (including asset-backed commercial paper) rated in the highest short-term rating category by at least one nationally recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest long-term rating categories; (iv) short-term obligations issued by state and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows guidelines about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 5

                                                           PRIME OBLIGATION FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for 10 years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  8.16%
1991  6.05%
1992  3.63%
1993  2.88%
1994  4.00%
1995  5.74%
1996  5.17%
1997  5.33%
1998  5.30%
1999  4.95%


BEST QUARTER                                        WORST QUARTER
2.01%                                               0.69%
(06/30/90)                                          (06/30/93)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS 4.54%.



THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 1999.


                                                             SINCE
CLASS A SHARES                  1 YEAR  5 YEARS  10 YEARS  INCEPTION
--------------------------------------------------------------------
PRIME
 OBLIGATION
 FUND                           4.95%    5.30%     5.11%     6.05%*
--------------------------------------------------------------------


* SINCE JANUARY 18, 1982


Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.03%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.70%
                                                        ------
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.73%
Fee Waivers and Expense Reimbursements                   0.29%
                                                        ------
NET EXPENSES                                             0.44%*

* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.44%.

For more information about these fees, see "Investment Adviser."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Prime Obligation Fund - Class
 A Shares                        $45     $141     $246      $555

6 PROSPECTUS


MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Funds' primary investment strategies. Each Fund is required to invest at least 80% of its assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with a Fund's objectives. Of course, there is no guarantee that any Fund will achieve its investment goal.


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser to the Funds. As of September 30, 2000, Wellington Management had approximately $266 billion in assets under management. For the fiscal year ended June 30, 2000, each Fund paid Wellington Management advisory fees of 0.01% of average daily net assets.



John C. Keogh is the portfolio manager of the Funds. Mr. Keogh has been an investment professional with Wellington Management since 1983.

                                                                    PROSPECTUS 7

                                              PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.


HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. You may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.



The Treasury Securities Fund calculates its NAV once each Business Day at 2:00 p.m., Eastern time. The Prime Obligation Fund calculates its NAV once each Business Day at 3:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds (or their authorized intermediaries) generally must receive your order in proper form and federal funds (readily available funds) before the Funds calculate their NAV. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUNDS CALCULATE NAV


NAV for one Fund share is the value of that share's portion of the net assets of the Fund.



In calculating NAV for the Funds, we generally value the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Funds expect their NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

8 PROSPECTUS

PURCHASING AND SELLING FUND SHARES

HOW TO SELL YOUR FUND SHARES


If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts with your financial institution or intermediary. If you have any questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.


RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND


The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission (SEC) declares an emergency or for other reasons. More information about this is in the SAI.

                                                                    PROSPECTUS 9

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.


For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Funds. The Distributor has no current intention to discontinue this voluntary waiver.


DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

10 PROSPECTUS

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with the Funds' financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI LIQUID ASSET TRUST -- FOR THE YEARS ENDED JUNE 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                   REALIZED                  DISTRIBUTIONS     NET
                                          NET ASSET                  AND      DISTRIBUTIONS      FROM         ASSET
                                            VALUE        NET      UNREALIZED    FROM NET       REALIZED       VALUE
                                          BEGINNING   INVESTMENT   GAINS ON    INVESTMENT       CAPITAL       END OF      TOTAL
                                          OF PERIOD     INCOME    SECURITIES     INCOME          GAINS        PERIOD      RETURN
                                          ----------  ----------  ----------  -------------  -------------  ----------  ----------
----------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $1.00       $0.05          --        $(0.05)            --        $1.00         5.24%
    1999................................     1.00        0.05          --         (0.05)            --         1.00         4.72
    1998................................     1.00        0.05          --         (0.05)            --         1.00         5.29
    1997................................     1.00        0.05          --         (0.05)            --         1.00         5.10
    1996................................     1.00        0.05          --         (0.05)            --         1.00         5.37
----------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION
----------------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................    $1.00       $0.05          --        $(0.05)            --        $1.00         5.55%
    1999................................     1.00        0.05          --         (0.05)            --         1.00         4.97
    1998................................     1.00        0.05          --         (0.05)            --         1.00         5.40
    1997................................     1.00        0.05          --         (0.05)            --         1.00         5.20
    1996................................     1.00        0.05          --         (0.05)            --         1.00         5.39

                                                                                             RATIO OF
                                                                                               NET
                                                                     RATIO OF    RATIO OF   INVESTMENT
                                                                       NET       EXPENSES     INCOME
                                                         RATIO OF   INVESTMENT  TO AVERAGE  TO AVERAGE
                                           NET ASSETS    EXPENSES     INCOME    NET ASSETS  NET ASSETS
                                             END OF     TO AVERAGE  TO AVERAGE  (EXCLUDING  (EXCLUDING
                                          PERIOD (000)  NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)
                                          ------------  ----------  ----------  ----------  ----------

TREASURY SECURITIES
-------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................   $  402,982       0.44%       5.03%       0.73%       4.74%
    1999................................      565,897       0.44        4.62        0.73        4.33
    1998................................      603,783       0.44        5.17        0.73        4.88
    1997................................      706,232       0.44        4.98        0.74        4.68
    1996................................      832,393       0.44        5.27        0.52        5.19
-------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION
-------------------------------------------------------------------------------------------------------------------------------
  CLASS A
    2000................................   $1,604,058       0.44%       5.41%       0.73%       5.12%
    1999................................    1,335,301       0.44        4.84        0.73        4.55
    1998................................      947,154       0.44        5.27        0.73        4.98
    1997................................      823,270       0.44        5.08        0.74        4.78
    1996................................      747,852       0.44        5.27        0.53        5.18


Amounts designated as "--" are either $0 or have been rounded to $0.

 SEI Liquid Asset Trust

INVESTMENT ADVISER

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated October 31, 2000, includes more detailed information about SEI Liquid Asset Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------


These reports list each Fund's holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.



TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: http://www.seic.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Liquid Asset Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-3231.

              SEI
              LIQUID
              ASSET
              TRUST
                                 CLASS D SHARES

                                   PROSPECTUS

                                OCTOBER 31, 2000


           ---------------------------------------------------------

                            TREASURY SECURITIES FUND

           ---------------------------------------------------------

                                    ADVISER:
                       WELLINGTON MANAGEMENT COMPANY, LLP


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.



           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SEI Liquid
    Asset Trust
ABOUT THIS PROSPECTUS
------------------------------------------------------------------------


SEI Liquid Asset Trust is a mutual fund that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class D Shares of the Treasury Securities Fund that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

     PRINCIPAL INVESTMENT STRATEGIES AND RISKS............................2
     PERFORMANCE INFORMATION AND EXPENSES.................................3

     MORE INFORMATION ABOUT FUND INVESTMENTS..............................4


     THE INVESTMENT ADVISER...............................................4


     PURCHASING, SELLING AND EXCHANGING FUND SHARES.......................4


     DIVIDENDS AND DISTRIBUTIONS..........................................6


     TAXES................................................................7


     FINANCIAL HIGHLIGHTS.................................................8

     HOW TO OBTAIN MORE INFORMATION ABOUT SEI LIQUID ASSET TRUST.......Back
     Cover

                                                                    PROSPECTUS 1

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job an Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.



ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2 PROSPECTUS

TREASURY SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                                     Preserving principal and maintaining liquidity
                                                    while providing current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Very low
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       The Fund is professionally managed to provide
                                                    liquidity, diversification and a competitive yield
                                                    by investing in U.S. Treasury securities
------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY


The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.


Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

                                                                    PROSPECTUS 3

                                                        TREASURY SECURITIES FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for five years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1995  5.29%
1996  4.75%
1997  4.85%
1998  4.75%
1999  4.28%


BEST QUARTER                                        WORST QUARTER
1.33%                                               1.00%
(06/30/95)                                          (06/30/99)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS D TOTAL RETURN FROM JANUARY 1, 2000, TO SEPTEMBER 30, 2000, WAS 4.05%.



THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS D SHARES FOR THE PERIODS ENDED DECEMBER 31, 1999.



CLASS D SHARES                       1 YEAR  5 YEAR  SINCE INCEPTION
--------------------------------------------------------------------
TREASURY SECURITIES FUND             4.28%   4.78%          4.67%*
--------------------------------------------------------------------



* SINCE MAY 4, 1994


Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

--------------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES



(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS D SHARES
Investment Advisory Fees                                 0.02%
Distribution (12b-1) Fees                                0.25%
Other Expenses                                           0.60%
                                                        ------
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.87%
Fee Waivers and Expense Reimbursements                   0.03%
                                                        ------
NET EXPENSES                                             0.84%*


* SEI INVESTMENTS FUND MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND TO REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 0.84%.

The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor waived a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


    TREASURY SECURITIES FUND -- CLASS D SHARES      0.79%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Treasury Securities Fund --
 Class D Shares                  $86     $268     $466     $1,037

4 PROSPECTUS


MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Fund's primary investment strategies. The Fund is required to invest at least 80% of its assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).


The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with a Fund's objectives. Of course, there is no guarantee that any Fund will achieve its investment goal.


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser to the Fund. As of September 30, 2000, Wellington Management had approximately $266 billion in assets under management. For the fiscal year ended June 30, 2000, the Fund paid Wellington Management advisory fees of 0.01% of its average daily net assets.



John C. Keogh is the portfolio manager of the Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.


PURCHASING, SELLING AND EXCHANGING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") Class D Shares of the Fund. The Fund offers Class D Shares to individuals and financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.


HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.


When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.


Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. You may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

                                                                    PROSPECTUS 5


                                         MORE INFORMATION ABOUT FUND INVESTMENTS



The Fund calculates its NAV once each Business Day at 2:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) generally must receive your purchase order in proper form and federal funds (readily available funds) before the Fund calculates its NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUND CALCULATES NAV


NAV for one Fund share is the value of that share's portion of the net assets of the Fund.



In calculating NAV for the Fund, we generally value the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.



SYSTEMATIC INVESTMENT PLAN



If you have a checking or savings account with a bank, you may purchase Class D shares automatically through regular deductions from your account in amounts of at least $25 per month.


HOW TO SELL YOUR FUND SHARES


If you hold Class D Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts with your financial institution or intermediary. If you have any questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. You may also sell your shares by contacting your financial institution or financial intermediary by mail or telephone. Your financial institution or intermediary may charge you a fee for its services. The Fund offers free check writing services to Class D shareholders. You may redeem shares by writing checks on your account for $500 or more after establishing a check-writing account through your financial institution/intermediary. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.


SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale as promptly as possible after it receives your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND


The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly

6 PROSPECTUS


PURCHASING, SELLING AND EXCHANGING FUND SHARES



unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange (SEC) declares an emergency or for other reasons. More information about this is in the SAI.


TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo receives no compensation for distributing the Fund's Class D Shares.


The Fund has adopted a distribution plan that allows the Fund to pay SIDCo. distribution fees for the sale and distribution of its Class D Shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class D Shares, the distribution fee is 0.25% of the average daily net assets of the Fund.


The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.


HOW TO EXCHANGE YOUR SHARES

You may exchange your Class D Shares of the Fund for Class D Shares of any other SEI Fund on any Business Day by contacting your financial institution or intermediary by mail or telephone. Your financial institution or intermediary may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days' notice.


When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. If you exchange into a Fund that is subject to a sales charge, you may have to pay the sales charge charged by that Fund.

                                                                    PROSPECTUS 7


                                                                           TAXES


DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

8 PROSPECTUS

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about Class D Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


SEI LIQUID ASSET TRUST -- FOR THE YEARS ENDED JUNE 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                   REALIZED                  DISTRIBUTIONS   NET
                           NET ASSET                 AND      DISTRIBUTIONS      FROM       ASSET
                             VALUE       NET      UNREALIZED    FROM NET       REALIZED     VALUE            NET ASSETS
                           BEGINNING  INVESTMENT   GAINS ON    INVESTMENT       CAPITAL     END OF  TOTAL      END OF
                           OF PERIOD    INCOME    SECURITIES     INCOME          GAINS      PERIOD  RETURN  PERIOD (000)
                           ---------  ----------  ----------  -------------  -------------  ------  ------  ------------
------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES
------------------------------------------------------------------------------------------------------------------------
  CLASS D
    2000.................    $1.00      $0.05          --        $(0.05)            --      $1.00   4.87%       $233
    1999.................     1.00       0.04          --         (0.04)            --       1.00   4.35         232
    1998.................     1.00       0.05          --         (0.05)            --       1.00   4.92         238
    1997.................     1.00       0.05          --         (0.05)            --       1.00   4.73         216
    1996.................     1.00       0.05          --         (0.05)            --       1.00   5.01         219

                                                                RATIO OF
                                                                  NET
                                        RATIO OF    RATIO OF   INVESTMENT
                                          NET       EXPENSES     INCOME
                            RATIO OF   INVESTMENT  TO AVERAGE  TO AVERAGE
                            EXPENSES     INCOME    NET ASSETS  NET ASSETS
                           TO AVERAGE  TO AVERAGE  (EXCLUDING  (EXCLUDING
                           NET ASSETS  NET ASSETS   WAIVERS)    WAIVERS)
                           ----------  ----------  ----------  ----------

TREASURY SECURITIES
--------------------------------------------------------------------------
  CLASS D
    2000.................    0.79%       4.72%       0.88%       4.63%
    1999.................    0.79        4.27        0.88        4.18
    1998.................    0.79        4.82        0.88        4.73
    1997.................    0.79        4.64        0.89        4.54
    1996.................    0.79        4.92        0.87        4.84


Amounts designated as "--" are either $0 or have been rounded to $0.

 SEI LIQUID ASSET TRUST

INVESTMENT ADVISER


Wellington Management Company, LLP
75 State Street
Boston, MA 02109


DISTRIBUTOR


SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------


The SAI dated October 31, 2000, includes more detailed information about SEI Liquid Asset Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------


These reports list the Fund's holdings and contain information from the Fund's managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.



TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI


BY MAIL: Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456


BY INTERNET: http://www.seic.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Liquid Asset Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.



The Trust's Investment Company Act registration number is 811-3231.

                             SEI LIQUID ASSET TRUST

                                 CLASS A SHARES

                                   PROSPECTUS

                                OCTOBER 31, 2000

                             INSTITUTIONAL CASH FUND

                                    ADVISER:
                       WELLINGTON MANAGEMENT COMPANY, LLP


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
           SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

SEI Liquid Asset Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class A Shares of the Institutional Cash Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                                   PAGE
     PRINCIPAL INVESTMENT STRATEGIES AND RISKS .....................................XXX
     PERFORMANCE INFORMATION AND EXPENSES...........................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS........................................XXX
     THE INVESTMENT ADVISER.........................................................XXX
     PURCHASING AND SELLING FUND SHARES.............................................XXX
     DIVIDENDS AND DISTRIBUTIONS....................................................XXX
     TAXES..........................................................................XXX
     FINANCIAL HIGHLIGHTS...........................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT SEI LIQUID ASSET TRUST ...................Back Cover

RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INSTITUTIONAL CASH FUND

FUND SUMMARY

INVESTMENT GOAL                         Preserving principal and maintaining
                                        liquidity while providing current income

SHARE PRICE VOLATILITY                  Very low

PRINCIPAL INVESTMENT STRATEGY           The Fund is professionally managed to
                                        provide liquidity, diversification and a competitive yield by investing in U.S.
                                        Treasury securities

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years.*


                               1988                 0.07%
                               1989                 0.09%
                               1990                 0.11%
                               1991                 0.04%
                               1992                 0.02%
                               1993                 0.03%
                               1994                 0.03%
                               1995                 0.03%
                               1996                 0.05%
                               1997                 0.02%

                           BEST QUARTER          WORST QUARTER
                               0.11%                0.02%
                            (12/31/90)            (12/31/92)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND WAS CLOSED ON JANUARY 2, 1998. ALTHOUGH THE FUND ORIGINALLY COMMENCED OPERATIONS ON DECEMBER 31, 1986, IT WAS ONLY OPEN TO SHAREHOLDERS FOR A FEW DAYS EACH YEAR. THE PERFORMANCE INFORMATION HAS NOT BEEN ANNUALIZED.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 1997. AS OF SEPTEMBER 30, 1998, THE FUND WAS NO LONGER OFFERING SHARES.


CLASS A SHARES                         1 YEAR      5 YEARS      10 YEARS     SINCE INCEPTION
--------------------------------------------------------------------------------------------
INSTITUTIONAL CASH FUND                 0.02%       0.03%         0.05%          0.05%*


*  SINCE DECEMBER 31, 1986.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold fund shares.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                                 CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                             0.02%
Distribution (12b-1) Fees                                            None
Other Expenses                                                       0.71%
                                                                     -----
Total Annual Fund Operating Expenses                                 0.73%*
--------------------------------------------------------------------------------


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER, ADMINISTRATOR, AND/OR DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER, ADMINISTRATOR, AND OR DISTRIBUTOR MAY EACH DISCONTINUE ALL OR PART OF THEIR WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


          INSTITUTIONAL CASH FUND -- CLASS A SHARES        0.44%

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                1 YEAR         3 YEARS      5 YEARS     10 YEARS
Institutional Cash Fund - Class A Shares         $75            $233         $406         $906

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. The Fund is required to invest at least 80% of its assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser to the Fund. As of September 30, 2000, Wellington Management had approximately $266 billion in assets under management. As of September 30, 2000, the Fund was no longer in operation, and therefore did not pay an advisory fee to Wellington Management.


John C. Keogh is the portfolio manager of the Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Fund. The Fund offers Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. You may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


The Fund's NAV is calculated once each Business Day at 2:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your order in proper form and federal funds (readily available funds) before the Fund calculates its NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.

In calculating NAV for the Funds, we generally value the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Funds expect their NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts with your financial institution or intermediary. If you have any questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or its authorized intermediaries) receive your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale as promptly as possible after it receives your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although, it is highly unlikely that your shares would ever be redeemed in kind, you might have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission (SEC) declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. The Distributor has no current intention to discontinue this voluntary waiver.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distribution are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the last five years of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FINANCIAL HIGHLIGHTS
SEI Liquid Asset Trust -- for the years ended June 30, For a Share Outstanding Throughout each Period

                                                                           Distributions
                  Net Asset                Realized and   Distributions    from
                  Value        Net         Unrealized     from Net         Realized       Net Asset
                  Beginning    Investment  Gains on       Investment       Capital        Value End
                  of Period    Income      Securities     Income           Gains          of Period
------------------------------------------------------------------------------------------------------
INSTITUTIONAL CASH
Class A
1997              $1.00        $0.0002     --             $(0.0002)        --             $1.00
1996               1.00         0.0005     --              (0.0005)        --              1.00
1995               1.00         0.0003     --              (0.0003)        --              1.00
1994               1.00         0.0003     --              (0.0003)        --              1.00
1993               1.00         0.0003     --              (0.0003)        --              1.00

                                                                                   Ratio of
                                                                                   Net
                                                         Ratio of    Ratio of      Investment
                                                         Net         Expenses      Income
                                           Ratio of      Investment  to Average    to Average
                            Net Assets     Expenses      Income      Net Assets    Net Assets
                   Total    End of         to Average    to Average  (Excluding    (Excluding
                   Return   Period (000)   Net Assets    Net Assets  Waivers)      Waivers)
-----------------------------------------------------------------------------------------------------
INSTITUTIONAL CASH
Class A
1997               3.94%    --             0.44%         3.94%       0.69%         3.69%
1996               4.58     --             0.44          4.58        0.44          4.58
1995               4.94     --             0.44          5.19        0.44          5.19
1994               2.60     --             0.44          2.63        0.44          2.63
1993               2.83     --             0.44          2.66        0.44          2.66

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                             SEI LIQUID ASSET TRUST

INVESTMENT ADVISER

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 31, 1999, includes more detailed information about SEI Liquid Asset Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-DIAL-SEI

BY MAIL:  Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  http://www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Liquid Asset Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-3231.

                             SEI LIQUID ASSET TRUST

                                 CLASS A SHARES

                                   PROSPECTUS

                                OCTOBER 31, 2000

                                MONEY MARKET FUND

                                    ADVISER:
                       WELLINGTON MANAGEMENT COMPANY, LLP


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

SEI Liquid Asset Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class A Shares of the Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                                      Page
   PRINCIPAL INVESTMENT STRATEGIES AND RISKS..........................XXX
   PERFORMANCE INFORMATION AND EXPENSES...............................XXX
   MORE INFORMATION ABOUT FUND INVESTMENTS............................XXX
   THE INVESTMENT ADVISER.............................................XXX
   PURCHASING AND SELLING FUND SHARES.................................XXX
   DIVIDENDS AND DISTRIBUTIONS........................................XXX
   TAXES..............................................................XXX
   HOW TO OBTAIN MORE INFORMATION ABOUT SEI LIQUID ASSET TRUST........Back Cover

RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

 ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                             Preserving principal and maintaining
                                            liquidity while providing current
                                            income

SHARE PRICE VOLATILITY                      Very low

PRINCIPAL INVESTMENT STRATEGY               The Fund is professionally managed
                                            to provide liquidity,
                                            diversification and a competitive
                                            yield by investing in high quality,
                                            short-term money market instruments

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers, (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

As of October 31, 2000, the Money Market Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                         CLASS A SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                         0.03%
Distribution (12b-1) Fees                                        None
Other Expenses                                                   0.72%*
                                                                 ----
TOTAL ANNUAL FUND OPERATING EXPENSES                             0.75%
Fee Waivers and Expense Reimbursements                           0.31%
                                                                 ----
NET EXPENSES                                                     0.44%**

------------------------------------------------------------------------------
* Other expenses are based on estimated amounts for the current fiscal year. ** SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.44%.

For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                     1 YEAR   3 YEARS   5 YEARS    10 YEARS
Money Market Fund - Class A Shares     $45     $141      $246        $555

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. The Fund is required to invest at least 80% of its assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington Management"), serves as the Adviser to the Fund. As of September 30, 2000, Wellington Management had approximately $266 billion in assets under management. As of October 31, 2000, the Fund had not commenced operations and therefore did not pay an advisory fee to Wellington Management.


John C. Keogh is the portfolio manager of the Fund. Mr. Keogh has been an investment professional with Wellington Management since 1983.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A shares of the Fund. The Fund offers Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. You may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


The Fund's NAV is calculated once each Business Day at 2:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your order in proper form and federal funds (readily available funds) before the Fund calculates its NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.


In calculating NAV for the Funds, we generally value the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Funds expect their NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts with your financial institution or intermediary. If you have any questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or its authorized intermediaries) receive your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale as promptly as possible after it receives your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you might have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission (SEC) declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. The Distributor has no current intention to discontinue this voluntary waiver.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

                             SEI LIQUID ASSET TRUST

INVESTMENT ADVISER

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 31, 1999, includes more detailed information about SEI Liquid Asset Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-DIAL-SEI

BY MAIL:  Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  http://www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Liquid Asset Trust, from the EDGAR Database at the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee by e-mailing the SEC at the following address: publicinfo@sec.gov.


The Trust's Investment Company Act registration number is 811-03231.

                             SEI LIQUID ASSET TRUST

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Adviser:

  Wellington Management Company, LLP


    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Liquid Asset Trust (the "Trust"), and should be read in conjunction with the Trust's Class A and Class D Prospectuses, each of which is dated October 31, 2000. Prospectuses may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. Unless otherwise defined herein, capitalized terms used herein but not defined shall have the respective meanings set forth in the Prospectuses.


                               TABLE OF CONTENTS


The Trust...................................................     S-2
Investment Objectives and Policies..........................     S-2
Description of Permitted Investments and Risk Factors.......     S-3
Investment Limitations......................................    S-10
The Administrator and Transfer Agent........................    S-11
The Adviser.................................................    S-12
Distribution and Shareholder Servicing......................    S-13
Trustees and Officers of the Trust..........................    S-14
Performance.................................................    S-17
Purchase and Redemption of Shares...........................    S-19
Shareholder Services (Class D Shares).......................    S-20
Taxes.......................................................    S-21
Fund Transactions...........................................    S-23
Description of Shares.......................................    S-24
Limitation of Trustees' Liability...........................    S-24
Code of Ethics..............................................    S-24
Voting......................................................    S-25
Shareholder Liability.......................................    S-25
Control Persons and Principal Holders of Securities.........    S-25
Custodian...................................................    S-27
Experts.....................................................    S-27
Legal Counsel...............................................    S-27
Financial Statements........................................    S-27
Description of Ratings......................................    S-27



October 31, 2000

                                   THE TRUST

    SEI Liquid Asset Trust (the "Trust") is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated July 20, 1981. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of funds. Except for differences between Class A and Class D shares pertaining to distribution and shareholder servicing plans, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

    The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

    This Statement of Additional Information relates to the shares of the following Funds: Treasury Securities, Government Securities, Prime Obligation, Institutional Cash and Money Market Funds (each a "Fund" and, together, the "Funds"), and any classes of the Funds. Currently the Institutional Cash and Money Market Funds are not selling shares.

                       INVESTMENT OBJECTIVES AND POLICIES

    TREASURY SECURITIES FUND--The Treasury Securities Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collaterized by such obligations. The repurchase agreement dealers selected for the Treasury Securities Fund must meet certain creditworthiness criteria established by Standard & Poor's Corporation ("S&P").

    GOVERNMENT SECURITIES FUND--The Government Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in (i) U.S. Treasury obligations;
(ii) obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (iii) repurchase agreements fully-collateralized by such obligations.

    PRIME OBLIGATION FUND--The Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in the following obligations of U.S. issuers (excluding foreign branches of U.S. banks or U.S. branches of foreign banks): (i) commercial paper rated at least A-1 by S&P or Prime-1 by Moody's Investors Service, Inc. ("Moody's") at the time of investment or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions that are members of the Federal Reserve System or are insured by the Federal Deposit Insurance Corporation, which banks or institutions have total assets of $500 million or more as shown on their most recent public financial statements, at the time of investment, provided that such obligations are rated in the top two short-term rating categories by two or more nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO if only one NRSRO has rated the security at the time of investment or, if not rated, determined by the Adviser to be of comparable quality; (iii) short-term corporate obligations rated AAA or AA by S&P or Aaa or Aa by Moody's at the time of investment or, if not rated, determined by the Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers, which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, and which carry yields that are competitive with those of other types of money market instruments of comparable quality;
(v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (vi) repurchase agreements involving any of the foregoing obligations.

    INSTITUTIONAL CASH FUND--The Institutional Cash Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.


    MONEY MARKET FUND--The Money Market Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests in the following U.S. dollar denominated obligations: (i) commercial paper issued by U.S. and foreign issuers rated at the time of investment in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements, at the time of investment; (iii) short-term corporate obligations issued by U.S. and foreign issuers with a remaining term of not more than 397 days that issue commercial paper of comparable priority and security meeting the above ratings; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; (vi) U.S. dollar denominated obligations of foreign governments, including Canadian and Provincial Government and Crown Agency obligations; (vii) repurchase agreements involving any of the foregoing obligations; and (viii) custodial receipts representing investments in component parts of U.S. Treasury obligations.


    The quality, maturity and diversification requirements of the Government Securities and Prime Obligation Funds are more restrictive than those imposed by Rule 2a-7. The Government Securities and Prime Obligation Funds may only purchase securities with a remaining maturity of 365 days or less, and, as a matter of non-fundamental policy, will maintain a dollar-weighted average portfolio maturity of 90 days or less. If Shareholders of these Funds elect to modify the Funds' investment limitations in the future, the Funds could take advantage of certain provisions in the Rule that are more liberal than the Funds' policies and that are followed by the Trust's other Funds.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    ASSET-BACKED SECURITIES--The Prime Obligation and Money Market Funds may invest in asset-backed securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

    Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

    BANKERS' ACCEPTANCES--The Prime Obligation and Money Market Funds may invest in bankers' acceptances. A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    BANK NOTES--Bank notes are notes used to represent debt obligations issued by banks in large denominations.

    CERTIFICATES OF DEPOSIT--The Prime Obligation and Money Market Funds may invest in certificates of deposit. A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity.

    COMMERCIAL PAPER--The Prime Obligation and Money Market Funds may invest in commercial paper. Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities.


    COMMERCIAL PAPER RATINGS--The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. ("Fitch"), and Thomson BankWatch ("Thomson").


    Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a safety regarding timely payment, but not as high as A-1.

    Moody's employs two designations, judged to be high grade commercial paper, to indicate the relative repayment capacity of rated issuers as follows:

        Prime-1  Superior Quality
        Prime-2  Strong Quality


    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly lower in degree than the strongest issues.



    The rating TBW-1 is the highest commercial paper rating assigned by Thomson. Paper rated TBW-1 indicates a very high likelihood that principal and interest will be paid on a timely basis. The rating TBW-2 is the second-highest rating assigned category by Thomson. The relative degree of safety regarding timely repayment of principal and interest is strong. However, the relative degree of safety is not as high as for issues rated TBW-1.


    DEMAND INSTRUMENTS--Certain instruments may entail a demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Fixed income securities rated in the fourth highest rating category lack outstanding investment characteristics, and have speculative characteristics as well. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

    Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

    There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

    FOREIGN SECURITIES--The Money Market Fund may invest in U.S. dollar denominated obligations of foreign issuers, including foreign branches of U.S. commercial banks, and of U.S. and London branches of foreign banks. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Although the Fund's foreign securities will be denominated in U.S. dollars, their value may be impacted by the exchange rate between the U.S. dollar and the foreign currency of the issuer.

    GNMA SECURITIES--The Prime Obligation, Money Market and Government Securities Funds may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. However, any premiums paid to purchase these instruments are not subject to GNMA guarantees. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages.

    These securities represent ownership in a pool of Federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year mortgage-backed bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Funds will receive monthly scheduled payments of principal and interest. In addition, the Funds may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

    Although GNMA certificates may offer yields higher than those available from other types of U.S. Government Securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

    ILLIQUID SECURITIES--Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of more than seven days in length.

    MUNICIPAL SECURITIES--The Prime Obligation and Money Market Funds may invest in Municipal Securities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any nationally recognized statistical rating organization ("NRSRO") are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    MUNICIPAL AND CORPORATE BOND RATINGS--Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rate AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

    Bonds which are rated Aaa by Moody's are judged to be the best quality. They carry the smallest degree of credit risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


    Bonds rated AAA are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.



    Bonds which are rated AAA are judged by Thomson to be of the highest category. The ability to repay principal and interest on a timely basis is very high. Bonds rated AA are judged by Thomson to be of a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.


    MUNICIPAL NOTE RATINGS--Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term Municipal Securities rated MIG-1 or VMIG-1 are of the best quality and such securities have strong protection afforded by established cash flows, superior liquidity support and/or demonstrated access to the market for refinancing. Short-term Municipal Securities rated MIG-2 and VMIG-2 are of high quality and their margins of protection are ample, although not so large as in the preceding group.

    An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

    - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rate symbols are as follows:

    SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2.  Satisfactory capacity to pay principal and interest.

    REPURCHASE AGREEMENTS--The Treasury Securities, Government Securities, Prime Obligation, and Money Market Funds may enter into repurchase agreements, which are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. The Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the securities held as collateral. Wellington Management Company, LLP (the "Adviser") enters into repurchase agreements only with financial institutions which it deems to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by and periodically reviewed by the Board of Trustees. These guidelines currently permit the Funds to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The Adviser monitors compliance with this requirement. Under all repurchase agreements entered into by the Funds, the Funds will take actual or constructive possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Funds are treated as an unsecured creditor. Repurchase Agreements are considered loans under the 1940 Act.


    RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under
Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper. Additionally, a Fund may purchase restricted securities in excess of the Fund's limitation on investments in illiquid securities if the Adviser or Sub-Adviser determines that such restricted securities are liquid. Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.


    SUPRANATIONAL AGENCY OBLIGATIONS--The Money Market Fund may invest in supranational agency obligations. Supranational agency obligations are debt obligations established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

    TIME DEPOSITS--A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with maturities of more than seven days are considered to be illiquid.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--The Government Securities, Prime Obligation, and Money Market Funds may invest in obligations of agencies of the United States Government, which consist of obligations issued by, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities guaranteed by the GNMA, which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks,

Federal Land Banks, Fannie Mae and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (E.G., GNMA Securities), others (in which all Funds permitted to invest in agencies' securities may invest) are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the instrumentality (E.G., Fannie Mae Securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation, so that in the event of a default prior to maturity, there might not be a market, and thus no means of realizing the value of the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares. The Funds do not intend to purchase securities issued by the World Bank, the Inter-American Development Bank or the Asian Development Bank.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the federal book-entry system.

    U.S. TREASURY STRIPS--U.S. Treasury STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

    VARIABLE OR FLOATING RATE INSTRUMENTS--Certain of the Funds may invest in variable or floating rate instruments. These securities may involve a demand feature and may include variable amount master demand notes that may be backed by bank letters of credit. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Adviser, be equivalent to the long-term bond or commercial paper ratings applicable to the Fund's permitted investments. The Adviser will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

    WHEN-ISSUED SECURITIES--Each Fund may invest in when-issued securities. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. When-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement. The payment obligation and the interest rate that a Fund will receive on the securities are each fixed at the time the Fund enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case the Fund could experience an unrealized loss at the time of delivery.


    Segregated accounts comprised of cash or liquid securities will be established with the custodian for a Fund in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, the appropriate Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

                       FUNDAMENTAL INVESTMENT LIMITATIONS

    The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and any securities guaranteed thereby) if as a result more than 5% of the total assets of the Fund (based on fair market value at the time of investment) would be invested in the securities of such issuer; provided, however, that the Treasury Securities and Money Market Funds may temporarily invest up to 25% of their total assets without regard to this restriction as permitted by Rule 2a-7.

 2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio Fund securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments for that Fund and any interest paid on such borrowings will reduce the income of that Fund.

 4. Make loans, except that any Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's total assets.

 5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings, as described in the Prospectus, in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time such loan is incurred.

 6. Invest in companies for the purpose of exercising control.

 7. Acquire more than 10% of the voting securities of any one issuer.

 8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Fund may purchase obligations issued by companies which invest in real estate, real estate limited partnerships, commodities or commodities contracts.

 9. Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions.

 10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Portfolio security.

 11. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and, in any event, may not purchase securities of other open-end investment companies. Under these rules and regulations, the Funds are prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, a Fund owns more than 3% of the total voting stock of an investment company; securities issued by any one investment company represent more than 5% of the total Fund assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of a Fund. These investment companies typically incur fees that are separate from those fees incurred directly by a

     Fund. A Fund's purchase of such investment companies results in the layering of expenses such that shareholders would indirectly bear a proportionate share of such investment companies' expenses, including advisory fees.

 12. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described in the Prospectus and this Statement of Additional Information or as permitted by rule, regulation or order of the Securities and Exchange Commission.

 13. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than of 1% of such shares or securities together own more than 5% of such shares or securities.

 14. Purchase securities of any company which has (with predecessors) a record of less than three years' continuing operations, except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services, if, as a result, more than 5% of the total assets (taken at fair market value) of the Fund would be invested in such securities.

 15. Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

 16. Invest in interests in oil, gas or other mineral exploration or development programs.

 17. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectus and this Statement of Additional Information.

    Except with respect to the limitation on investing in illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

                     NON-FUNDAMENTAL INVESTMENT LIMITATIONS

    The following investment limitation is a non-fundamental policy of the Trust and may be changed without shareholder approval.

1. The Government Securities and Prime Obligation Funds must maintain an average dollar-weighted Fund maturity of 90 days or less.

                               THE ADMINISTRATOR

    The Trust and SEI Investment Funds Management ("SEI Management" or the "Administrator") have entered into a Management Agreement (the "Management Agreement"). The Management Agreement, provides that SEI Investments Fund Management (the "Manager") shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The Management Agreement, unless terminated sooner as provided therein, shall remain in effect for two years after the date of the Agreement and shall continue in effect for successive periods of one year if such continuance is specifically approved at least annually (i) by the Trustees of the Trust and
(ii) by the vote of a majority of the Trustees of the Trust, who are not parties to the Management Agreement or interested persons (as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of any such party, cast in person at a Board of Trustees meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time and without penalty by the Trustees of the Trust or by the Administrator on not less than 30 days' nor more than 60 days' written notice to the other party thereto. Any notice under the Management Agreement shall be given in writing, addressed and delivered, or mailed postpaid, to the other party at the designated mailing address of such party.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitations to: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, JohnsonFamily Funds, Inc., The Nevis Funds, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds, Inc., UAM Funds Trust and UAM Funds, Inc. II.



    The Administrator has agreed contractually to waive its fee in order to limit operating expenses of the Funds to not more than .44% of average net assets of the Class A shares and .84% of average net assets of the Class D shares. As to the Institutional Cash Fund only, this waiver is voluntary and may be terminated at any time. Shareholders will be notified in advance if and when the waiver is terminated. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest, litigation and extraordinary expenses.



    For the fiscal years ended June 30, 1998, 1999 and 2000 the Funds paid fees to the Administrator as follows:



                                      MANAGEMENT FEES PAID                MANAGEMENT FEES WAIVED
                              ------------------------------------   --------------------------------
                                 1998         1999         2000        1998       1999        2000
                              ----------   ----------   ----------   --------   --------   ----------
Treasury Securities Fund....  $2,584,546   $2,468,963   $2,079,292   $270,932   $192,216   $  113,677
Government Securities
  Fund......................  $  496,201   $  360,601   $  346,320   $ 50,528   $ 27,505   $   16,418
Prime Obligation Fund.......  $3,583,757   $4,869,977   $6,190,682   $338,143   $282,768   $  262,071
Institutional Cash Fund.....      *            *            *           *          *           *
Money Market Fund...........      *            *            *           *          *           *


------------------------

* Not in operation during such period.

                                  THE ADVISER

    The Trust and Wellington Management Company, LLP have entered into an investment advisory agreement (the "Advisory Agreement") dated October 30, 1985. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


    Wellington Management Company, LLP ("Wellington Management") or ("the Adviser") serves as the investment adviser for each Fund. The Adviser is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Under the advisory agreement, the Adviser invests the assets of the Funds and continuously reviews, supervises and administers each Fund's investment program. The Adviser is independent of the Administrator and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.

    The Adviser and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of September 30, 2000, the Adviser had discretionary management authority with respect to approximately $266 billion of assets, including the assets of the Trust and SEI Liquid Asset Trust, each an open-end management investment company administered by the Administrator. The principal address of the Adviser is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.


    The continuance of the Advisory Agreement after the first two (2) years of the Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.


    The Adviser is entitled to a fee for its investment advisory services, which is calculated daily and paid monthly, at the following annual rates: .075% of the Trust's daily net assets up to $500 million, and .02% of the Trust's daily net assets in excess of $500 million. The fee is allocated among the Funds based upon their relative net assets. Wellington Management may voluntarily waive portions of its fees, although such waiver is not expected to affect any Fund's total operating expenses, due to the nature of the Administrator's fee waivers. Wellington Management may terminate its waiver at any time.



    For the fiscal years ended June 30, 1998, 1999 and 2000 the Funds paid the Adviser advisory fees as follows:



                                ADVISORY FEES PAID              ADVISORY FEES WAIVED
                          ------------------------------   ------------------------------
                            1998       1999       2000       1998       1999       2000
                          --------   --------   --------   --------   --------   --------
Treasury Securities
  Fund..................  $243,175   $153,739   $165,377   $      0   $ 75,791   $103,493
Government Securities
  Fund..................  $ 46,569   $ 22,063   $ 27,545   $      0   $ 10,513   $ 17,237
Prime Obligation Fund...  $334,016   $277,340   $492,379   $      0   $155,569   $308,132
Institutional Cash
  Fund..................     *          *          *          *          *          *
Money Market Fund.......     *          *          *          *          *          *


------------------------

* Not in operation during such period.

                     DISTRIBUTION AND SHAREHOLDER SERVICING

    The Trust has adopted a Distribution Agreement for the Funds dated
November 29, 1982. The Trust has also adopted a Class D Distribution Plan (the "Class D Plan") for the Treasury Securities Fund in accordance with Rule 12b-1 under the 1940 Act, which regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Class D Plan and the Distribution Agreement are in the best interests of the Shareholders. Continuance of the Class D Plan must be approved annually by a majority of the Trustees of the Trust, and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Distribution Plan or in any agreements related thereto ("Qualified Trustees"). The Class D Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class D Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Class D Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

    The Class D Plan provides that the Trust will pay the Distributor a fee on the Class D shares of the Fund. The Distributor may use this fee for:
(i) compensation for its services in connection with distribution assistance or provision of shareholder services or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services.

    Except to the extent that the Administrator and/or Adviser benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of any of the distribution plans or related agreements.

    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the Securities and Exchange Commission ("SEC") by the Office of the Controller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

    The Funds have adopted a shareholder servicing plan for its Class A shares (the "Class A Plan"). Under this Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


    For the fiscal year ended June 30, 2000, the Funds incurred the following 12b-1 expenses:



                                                                                               AMOUNT PAID TO
                                                                                               3RD PARTIES BY
                                         TOTAL 12B-1        TOTAL 12B-1       TOTAL 12B-1          SIDCO
                                           EXPENSES          EXPENSES        EXPENSES AS A    FOR DISTRIBUTOR
FUND/CLASS                             (BEFORE WAIVERS)   (AFTER WAIVERS)   % OF NET ASSETS   RELATED SERVICES
----------                             ----------------   ---------------   ---------------   ----------------

CLASS D
  Treasury Securities Fund...........        $ 576             $ 431             0.25%              $ 431


                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.


    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.



    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of
Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice

President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The Expedition Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.



    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.



    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee**--Principal, Grecoventures (consulting firm) since August 1997. President, Corestates Financial Corp., 1991-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1991-1997; Director, Sonoco, Inc.; Director, PECO Energy; Director, Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust; Director, Cardone Industries, Inc.; Director, Genuardi Markets, Inc.; Director, PRWT Comserve, Inc. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of SIMC and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.



    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Assistant
Secretary--Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SEI Investments Management

Corporation, the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads (1997-1999). Associate at Richter, Miller & Finn (1994-1997).



    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments. Senior Vice President, General Counsel and Secretary of the Adviser, the Administrator and the Distributor since 2000, Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.



    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President of the SIMC, Administrator and Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.



    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.



    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant Secretary--Treasurer of SEI Investments since 1997; Vice President of SEI Investments since 1991. Vice President and Treasurer of the Adviser and the Administrator since 1997. Assistant Controller of SEI Investments and Vice President of the Distributor since 1995. Director of Taxes of SEI Investments, 1987-1991. Tax Manager, Arthur Andersen LLP prior to 1987.



    ROBERT S. LUDWIG (DOB 3/12/50)--Vice President and Assistant Secretary--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Chairman of SEI Investment Policy Committee since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985 to 1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974 to 1985.



    CHRISTINE M. MCCULLOUGH (DOB 12/05/60)--Vice President and Assistant Secretary--Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of SEI Investments Management Corporation, the Administrator and Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker and Rhoads, 1990-1991.



    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, SIMC, the Administrator and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission,
January 1995--August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992--January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, January 1990--August 1992.



    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SIMC, the Administrator, and the Distributor.



    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial
Officer--President of the Administrator and Senior Vice President of SEI Investments Mutual Funds Services Operations Group since 1998. Vice President of the Administrator and Vice President of Fund Accounting and Administration of

SEI Investments Mutual Funds Services, 1996-1998. Vice President of the Distributor since December 1997. Senior Vice President, Fund Administration, BISYS Fund Services, September 1995--November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981--September 1995.


------------------------


 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.



**Messrs. Gooch, Storey, Sullivan and Ms. Greco serve as members of the Audit
  Committee of the Trust.


    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by SEI Management.


    The following table sets forth information about the compensation paid to the Trustees for the fiscal year ended June 30, 2000:



                                                                                                         TOTAL
                                                                PENSION OR                         COMPENSATION FROM
                                              AGGREGATE         RETIREMENT        ESTIMATED         REGISTRANT AND
                                            COMPENSATION     BENEFITS ACCRUED      ANNUAL        FUND COMPLEX PAID TO
                                           FROM REGISTRANT      AS PART OF      BENEFITS UPON      DIRECTORS FOR FYE
NAME OF PERSON AND POSITION                FOR FYE 6/30/00    FUND EXPENSES      RETIREMENT             6/30/00
---------------------------                ---------------   ----------------   -------------   -----------------------
Robert A. Nesher, Trustee*...............      $--                 N/A               N/A        $  --
William M. Doran, Trustee*...............      $--                 N/A               N/A        $  --
F. Wendell Gooch, Trustee**..............      $ 4,785             N/A               N/A        $111,000 on services on
                                                                                                  9 boards
James M. Storey, Trustee**...............      $ 4,785             N/A               N/A        $111,000 on service on
                                                                                                  9 boards
George J. Sullivan, Trustee**............      $ 4,785             N/A               N/A        $111,000 on services on
                                                                                                  9 boards
Rosemarie B. Greco, Trustee**............      $ 1,196             N/A               N/A        $27,750 for services on
                                                                                                  9 boards


------------------------------

 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.


**Messrs. Gooch, Storey, Sullivan and Ms. Greco serve as members of the Audit
  Committee of the Trust.


    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE

    From time to time, each Fund may advertise its yield. These figures will be based on historical earnings and are not intended to indicate future performance.

    The current yield of each Fund is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.


    The Funds compute their effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1) TO THE POWER OF 356/7 - 1]. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.


    Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Funds and other factors.

    Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.


    For the seven-day period ended June 30, 2000 the Funds' yield and effective yield were as follows:



FUND                                                  CLASS   CURRENT     EFFECTIVE
----                                                 -------  --------   -----------
Treasury Securities................................  Class A    5.97%        6.15%
                                                     Class D    5.62%        5.78%
Government Securities..............................  Class A    6.17%        6.36%
Prime Obligation...................................  Class A    6.27%        6.47%
Institutional Cash.................................  Class A    *           *
Money Market.......................................  Class A    *           *


------------------------

*   Not in operation during such period.

    The total return of a Fund refers to the average compounded rate of return for a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.


    Based on the foregoing, the average annual total returns for the Funds from inception through June 30, 2000 and for the one, five and ten year periods ended June 30, 2000 were as follows:



                                                                         AVERAGE ANNUAL TOTAL RETURN
                                                             ---------------------------------------------------
                                                               ONE           FIVE          TEN           SINCE
FUND                            CLASS                          YEAR          YEAR          YEAR        INCEPTION
----                            -----                        --------      --------      --------      ---------
Treasury Securities...........  Class A                        5.24%         5.14%         4.85%          6.30%
                                Class D                        4.87%         4.78%         *              4.72%
Government Securities.........  Class A                        5.37%         5.14%         4.87%          6.38%
Prime Obligation..............  Class A                        5.55%         5.30%         5.00%          6.05%
Institutional Cash**..........  Class A                        *             0.03%         0.05%          0.05%
Money Market..................  Class A                        *             *             *              *


------------------------

 *  Not in operation during such period.

** Although the Fund originally commenced operations on December 31, 1986, it was only open to shareholders for a few days each year. The Fund was closed on January 2, 1998.

                        DETERMINATION OF NET ASSET VALUE

    Securities of the Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Trust resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

    The Trust's use of amortized cost valuation and the maintenance of the net asset value of each Fund at $1.00 are permitted by Rule 2a-7, under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7, a money market portfolio must maintain a dollar-weighted average maturity in the Fund of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two nationally recognized statistical rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. The Trustees must approve or ratify the purchase of any unrated securities. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a Fund's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million.

    The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per unit at $1.00 for each Fund. However, there is no assurance that the Trust will be able to meet this objective. The Trust's procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per unit calculated using available market quotations from each Fund's amortized cost price per unit at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

                       PURCHASE AND REDEMPTION OF SHARES

    Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Manager, the Adviser, the Distributor and/or the Custodian are not open for business.

                     SHAREHOLDER SERVICES (CLASS D SHARES)

    STOP-PAYMENT REQUESTS: Investors may request a stop payment on checks by providing the Trust with a written authorization to do so. Oral requests will be accepted provided that the Trust promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Trust will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective. Shareholders requesting stop payment will be charged a $20 service fee per check which will be deducted from their accounts.

    RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts when his new investment, together with the current market value of all holdings of that shareholder in certain eligible Funds reaches a discount level. See "Purchase and Redemption of Shares" in the Prospectuses for the sales charge on quantity purchases.

    LETTER OF INTENT: The reduced sales shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent provided by the Distributor, and not legally binding on the signer or a Fund which provides for the holder in escrow by the Manager of 5% of the total amount intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intent may be dated to include shares purchased up to 90 days prior to the date of the Letter of Intent is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Manager will surrender an appropriate number of the escrowed shares for redemption.

    DISTRIBUTION INVESTMENT OPTION: Distributions of dividends and capital gains made by the Funds may be automatically invested in shares of one of the Funds if shares of the Fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the Funds and/or classes in which such automatic investments are to be made and consider the differences in investment objectives and policies before making any investment.

    REINSTATEMENT PRIVILEGE: A shareholder who has redeemed shares of any of the Funds has a one-time right to reinvest the redemption proceeds in shares of the Fund at their net asset value as of the time of reinvestment. Such a reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same fund is considered a "wash sale" and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. The investor must notify the Transfer Agent at the time the trade is placed that the transaction is a reinvestment.

    EXCHANGE PRIVILEGE: Some or all of the shares of the Fund for which payment has been received (I.E., an established account) may be exchanged, at their net asset value, plus any applicable sales charge, for Class D shares of the Trust, SEI Tax Exempt Trust, SEI Institutional International Trust and SEI Institutional Managed Trust or at their net asset value for Class D shares of other Funds of such trusts that do not have sales charges. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.

    A shareholder may exchange a Fund's Class D shares, for which good payment has been received, in his account at any time, regardless of how long he has held his shares.

    Each Exchange Request must be in proper form (I.E., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone, proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of a Fund to be exchanged and the purchase of the shares of the other Fund. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's Federal income tax return, unless such shares were held in a tax-deferred retirement plan or other tax-exempt account. If the Exchange Request is received by the Distributor in writing or by telephone on any Business Day, as defined in the Prospectuses of the Trust, prior to the close of the New York Stock Exchange, the exchange will be effective on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Funds, and thus the purchase of shares of the other Funds, may be delayed for up to seven days if the Funds determine that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a shareholder's Exchange Request to the Funds subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

                                     TAXES


    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state, and local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.


FEDERAL INCOME TAXES

    The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Fund intends to qualify as a regulated investment company ("RIC") as defined under Subchapter M of the Code. By following such a policy, each of the Funds expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

    In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities on foreign currencies, or other income derived with respect to its business of investing in such stock or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RIC's, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RIC's) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.


    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.



    If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders.



    It is expected that each Fund will receive income generally in the form of interest derived from a Fund's investments, and distributions of such earnings will be taxable to shareholders as ordinary income. However, a Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Because the Funds are operated as money market funds, the Funds do not anticipate realizing any long-term capital gains.



    Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Funds to adjust distributions in order to maintain a stable $1.00 net asset value. These procedures may result in "under" or "over" distributions of net investment income.



    Because the Funds' incomes are derived primarily from interest rather than dividends, no portion of its distributions generally will be eligible for the corporate dividends-received deduction. None of the dividends paid by the Funds for the most recent fiscal year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.



    The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year the a Fund may designate and distribute to you as ordinary income a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.



    A sale, exchange or redemption of shares of a Fund by a shareholder, is generally a taxable event. However, because the Funds seek to maintain a constant $1.00 per share net asset value, it is not expected that you will realize a capital gain or loss upon redemption or exchange of your Fund shares.

    A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report such payments of interest or dividends, or (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding.


STATE TAXES


    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their own tax advisers regarding the affect of federal, state and local taxes in their own individual circumstances.


                               FUND TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the Securities and Exchange Commission.

    It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreements, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

    The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities generally are traded on a net basis and normally do not involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.

    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.


    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. For the Trust's fiscal years ended June 30, 1998, 1999 and 2000, no brokerage fees were paid.


                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share of a Fund upon liquidation of that Fund entitles a shareholder to a pro rata share in the net assets of that Fund, after taking into account certain distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolio of shares or classes of portfolio. Any consideration received by the Trust for shares of any additional Fund and assets in which such consideration is invested would belong to that Fund and would be subject to the liabilities related thereto. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.


                                 CODE OF ETHICS



    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC and are available to the public.


                                     VOTING

    Where the prospectuses for the Funds or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of
(i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the possibility of the shareholders' incurring financial loss appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of October 1, 2000, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.


TREASURY SECURITIES FUND, CLASS A


NAME AND ADDRESS OF SHAREHOLDER                               NUMBER OF SHARES   PERCENT OF FUNDS
-------------------------------                               ----------------   ----------------
City National Bank AS.......................................    27,151,122.54          7.34%
Fiduciary for various Accts
Attn: Trust OPS/Mutual Funds
P.O. Box 60520
Los Angeles, CA 90060-0520

Union Bank of California....................................    24,764,818.88          6.70%
Attn: Jeanne Chizek or Julie Parra
P.O. Box 109
San Diego, CA 92112

Smith & Co..................................................   125,140,527.16         33.85%
c/o First Security Bank of Utah NA
Attn: Money Market/Mutual Fund Desk
P.O. Box 25297
Salt Lake City, UT 84125-0297

First Security Bank of Utah NA..............................    61,945,240.49         16.75%
Cash Management (Cash Sweep Acct.)
Attn: Bill Wilcox
61 South Main Street
Salt Lake City, UT 84111-1909

TREASURY SECURITIES FUND, CLASS D


NAME AND ADDRESS OF SHAREHOLDER                               NUMBER OF SHARES   PERCENT OF FUNDS
-------------------------------                               ----------------   ----------------
Velma O. Janes &............................................     168,758.45           77.35%
Lynn E. Janes &
Verl R. Janes 3T TEN
145 West 500 South
Providence, UT 84332-9729

Autism Society of Utah......................................      17,640.47            8.09%
668 S. 1300 E.,
Salt Lake City, UT 84102-3244


GOVERNMENT SECURITIES FUND, CLASS A


NAME AND ADDRESS OF SHAREHOLDER                               NUMBER OF SHARES   PERCENT OF FUNDS
-------------------------------                               ----------------   ----------------
SEI Trust Company...........................................     6,361,882.53         10.21%
c/o SEI Corporation
Attn: Eileen Bonaduce
P.O. Box 1100
Oaks, PA 19456-1100

First Union National Bank Cust FBO..........................     9,933,844.72         16.10%
(Old FFB Accts) A/C 9888888881
Attn: Mutual Funds
1525 W Wt Harris Blvd CMG NC 1151
Charlotte, NC 28262-8522

Summit Bank.................................................     4,033,005.13          6.54%
Attn: Joe Guittari
210 Main St., 7th Floor
Hackensack, NJ 07601-7372

Torrington Savings Bank.....................................     8,485,108.75         13.75%
Attn: Miles C. Borzilleri
P.O. Box 478
Torrington, CT 06790-0478

Westwood Trust..............................................    19,275,268.98         31.25%
Attn: Operations
200 Crescent Court Ste 1300
Dallas, TX 75201-7838

SEI Trust Co................................................     7,147,772.09         11.59%
FBO 601 Banks
Attn: Eileen Carlucci
1 Freedom Valley Dr.
Oaks, PA 19456

Union Bank of California....................................     3,592,026.69          5.82%
Attn: Jeanne Chizek or Julie Parra
P.O. Box 109
San Diego, CA 92112

PRIME OBLIGATION FUND, CLASS A


NAME AND ADDRESS OF SHAREHOLDER                               NUMBER OF SHARES   PERCENT OF FUNDS
-------------------------------                               ----------------   ----------------
BHC Securities, Inc.........................................   207,133,518.51         13.89%
Attn: Cash Sweeps Dept.
2005 Market Street
One Commerce Square 11th Floor
Philadelphia, PA 19103-7042

SEI Trust Company...........................................   460,866,189.41         30.91%
c/o SEI Corporation
Attn: Sandra Crawford
P.O. Box 1100
Oaks, PA 19456-1100

Smith & Co..................................................   207,805,662.53         14.01%
c/o First Security Bank of Utah NA
Attn: Money Market/Mutual Fund Desk
P.O. Box 25297
Salt Lake City, UT 84125-0297

First Security Bank of Utah NA..............................   277,817,367.28         18.73%
Cash Management (Cash Sweep Acct.)
Attn: Bill Wilcox
61 South Main Street
Salt Lake City, UT 84111-1909


                                   CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618 Philadelphia, Pennsylvania 19101 (the "Custodian"), serves as Custodian of the Trust's asset and as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                                    EXPERTS

    The financial statements incorporated by reference in this Statement of Additional Information have been incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                 LEGAL COUNSEL


    Morgan, Lewis & Bockius LLP serves as counsel to the Trust.


                              FINANCIAL STATEMENTS


    The Trust's financial statements for the fiscal year ended June 30, 2000, including notes thereto and the report of PricewaterhouseCoopers LLP, thereon, are herein incorporated by reference. A copy of the 2000 Annual Report must accompany the delivery of this Statement of Additional Information.


                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS


    The following descriptions of corporate bond ratings have been published by Moody's Investor's Service, Inc. ("Moody's"), Standard and Poor's Corporation ("S&P"), Fitch, Inc. ("Fitch"), and Thomson BankWatch ("Thomson"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compare what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations;
              Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa           Bonds rated Baa are considered as medium-grade obligations
              (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA           Debt rated "AAA" has the highest rating assigned by S&P.
              Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS


INVESTMENT GRADE BOND

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
              Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


DESCRIPTION OF THOMSON'S LONG-TERM DEBT RATINGS


INVESTMENT GRADE

AAA Bonds rated AAA indicate that the ability to repay principal and interest on a timely basis is very high.

AA Bonds rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB Bonds rated BBB indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS


    The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, Fitch, and Thomson BankWatch, respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely is strong. Debt determined to possess extremely strong safety characteristics denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."


DESCRIPTION OF FITCH'S SHORT-TERM RATINGS


F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance timely payment only slightly less in degree than issues rated "F-1+."

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree assurance for timely payment, but the margin of safety is not as great as for issues assigned
              "F-1+" and "F-1" ratings.

LOC The symbol LOC indicates that the rating is based on a letter of credit issue a commercial bank.


DESCRIPTION OF THOMSON'S SHORT-TERM RATINGS


TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as for issues rated "TBW-1."

                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS:

           (a)       Registrant's Agreement and Declaration of Trust as originaly filed with Registrant's Registration Statement on Form
                       N-1A filed with the SEC on July 29, 1981, as amended in Post-Effective Amendment No. 8 filed with the SEC on March
                       7, 1988 is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 19 filed with the SEC on
                       October 30, 1995.
           (b)(1)    Registrant's By-laws as originally filed with Pre-Effective
                       Amendment No. 1 to Registrant's Registration Statement on
                       Form N-1A filed with the SEC on October 22, 1981 are incorporated by reference to Exhibit 2(a) of Post-Effective Amendment No. 19 filed with the SEC on
                       October 30, 1995.
           (b)(2)    Amended By-Laws are incorporated by reference to Exhibit
                       2(b) of Post-Effective Amendment No. 21 filed with the SEC on October 30, 1997.
           (c)       Not applicable.
           (d)(1)    Investment Advisory Contract dated October 30, 1985 between
                       TrustFunds Liquid Asset Trust and Wellington Management
                       Company as originally filed with Post-Effective Amendment
                       No. 5 to Registrant's Registration Statement on Form N-1A filed with the SEC on June 13, 1986 is incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No.
                       19 filed with the SEC on October 30, 1995.
           (d)(2)    Consent to Assignment and Assumption between SEI Financial
                       Management Corporation and SEI Fund Management dated
                       August 21, 1996 is incorporated by reference to Exhibit
                       5(b) of Post-Effective Amendment No. 20 filed with the SEC on August 28, 1996.
           (e)       Distribution Agreement dated November 29, 1982 between
                       TrustFunds Liquid Asset Trust and SEI Financial Services
                       Company as originally filed with Post-Effective Amendment
                       No. 4 to Registrant's Registration Statement on Form N-1A filed with the SEC on August 29, 1985 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.
           (f)       Not applicable.
           (g)(1)    Custodian Agreement dated September 1, 1981 by and between
                       TrustFunds Liquid Asset Trust and The Philadelphia
                       National Bank as originally filed with Pre-Effective
                       Amendment No. 1 to Registrant's Registration Statement on
                       Form N-1A filed with the SEC on October 22, 1981 is incorporated by reference to Exhibit 8(a) of Post-
                       Effective Amendment No. 19 filed with the SEC on
                       October 30, 1995.
           (g)(2)    Custodian Agreement dated October 25, 1984 between
                       TrustFunds Liquid Asset Trust and First Interstate Bank of
                       Oregon as originally filed with Post-Effective Amendment
                       No. 4 to Registrant's Registration Statement on Form N-1A filed with the SEC on August 29, 1985 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No.
                       19 filed with the SEC on October 30, 1995.
           (h)       Management Agreement dated as of October 31, 1986 by and
                       between TrustFunds Liquid Asset Trust and SEI Financial
                       Management Corporation as originally filed with Post-Effective Amendment No. 8 to Registrant's
                       Registration Statement on Form N-1A filed with the SEC on March 7, 1988 is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 19 filed with the SEC on
                       October 30, 1995.
           (i)       Opinion and Consent of Counsel is filed herewith.
           (j)       Consent of Independent Public Accountants is filed herewith.
           (k)       Not applicable.
           (l)       Not applicable.

           (m)(1)    Registrant's 12b-1 Distribution Plan as amended March 30,
                       1984 as originally filed with Post-Effective Amendment
                       No. 4 to Registrant's Registration Statement on Form N-1A filed with the SEC on August 29, 1985 is incorporated by reference to Exhibit 15(a) of Post-Effective Amendment
                       No. 19 filed with the SEC on October 30, 1995.
           (m)(2)    Registrant's 12b-1 Distribution Plan with respect to the
                       ProVantage Funds Class as originally filed with Post-Effective Amendment No. 17 to Registrant's
                       Registration Statement on Form N-1A filed with the SEC on August 27, 1993 is incorporated by reference to Exhibit
                       15(b) of Post-Effective Amendment No. 19 filed with the
                       SEC on October 30, 1995.
           (m)(3)    Amended and Restated Distribution Plan is incorporated by
                       reference to Exhibit 15(c) of Post-Effective Amendment
                       No. 20 filed with the SEC on August 28, 1996.
           (m)(4)    Shareholder Service Plan and Agreement with respect to the
                       Class D shares is incorporated by reference to Exhibit
                       15(d) of Post-Effective Amendment No. 20 filed with the
                       SEC on August 28, 1996.
           (n)       Not applicable.
           (o)(1)    Rule 18f-3 Plan is incorporated by reference to Exhibit
                       18(a) of Post-Effective Amendment No. 19 filed with the
                       SEC on October 30, 1995.
           (o)(2)    Amendments to Rule 18f-3 Plan are incorporated by reference to Exhibit 18(b) of Post-Effective Amendment No. 20 filed with the SEC on August 28, 1996.
           (p)(1)    Code of Ethics for SEI Investments Company dated April 2000 is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 42 of SEI Daily Income
                       Trust's Registration Statement on Form N-1A (File
                       Nos. 2-77048 and 811-3451), filed with SEC on May 30,
                       2000.
           (p)(2)    Code of Ethics for Wellington Management Company LLP is
                       filed herewith.
           (p)(3)    Code of Ethics for SEI Liquid Asset Trust dated March 20,
                       2000 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 of SEI Institutional
                       Managed Trust's Registration Statement on Form N-1A (File
                       Nos. 33-09504 and 811-04878), filed with the SEC on June
                       30, 2000.
           (q)       Powers of Attorney for Robert A. Nesher, William M. Doran,
                       F. Wendell Gooch, Mark E. Nagle, Edward D. Loughlin,
                       George J. Sullivan, Jr., Rosemarie B. Greco and James M.
                       Storey are filed herewith.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Prospectus and the Statement of Additional Information filed herewith regarding the Trust's control relationships. The Manager is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated herewith. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:


    Wellington Management Company, LLP ("Wellington") is the Adviser for each of the Registrant's Funds. The principal business address of is 75 State Street, Boston, Massachusetts 02109. Wellington is an investment adviser registered under the Adviser Act.



 NAME AND POSITION WITH
   INVESTMENT ADVISER           NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
Kenneth Lee Abrams                       --                               --
  General Partner

Nicholas Charles Adams                   --                               --
  General Partner

Rand Lawrence Alexander                  --                               --
  General Partner

Deborah Louise Allinson    Wellington Trust Company, NA     Vice President
  General Partner

James Halsey Averill                     --                               --
  General Partner

Karl E. Bandtel            Wellington Global                Sr. Vice President
  General Partner            Administrator, Ltd.

                           Wellington Global Holdings,      Sr. Vice President
                             Ltd.

                           Wellington Hedge Management,     Sr. Vice President
                             Inc.

Mark James Beckwith                      --                               --
  General Partner

Marie-Claude Petit Bernal                --                               --
  General Partner

William Nicholas Booth                   --                               --
  General Partner

Paul Braverman             Wellington Global                Treasurer
  General Partner            Administrator, Ltd.

                           Wellington Global Holdings,      Treasurer
                             Ltd.

                           Wellington Hedge Management,     Treasurer
                             Inc.

                           Wellington International         Director
                             Management Company Pte Ltd.

                           Wellington Management Global     Treasurer
                             Holdings, Ltd.

                           Wellington Management            General Partner & CFO
                             International

                           Wellington Sales Corporation     President and Treasurer

 NAME AND POSITION WITH
   INVESTMENT ADVISER           NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
                           Wellington Trust Company, NA     Vice President and Treasurer/
                                                              Cashier

Robert A. Bruno                          --                               --
  General Partner

Maryann Evelyn Carroll                   --                               --
  General Partner

Pamela Dippel              Wellington Trust Company, NA     Vice President
  General Partner

Robert Lloyd Evans                       --                               --
  General Partner

Lisa de la Fuente Finkel   Wellington Global                Sr. Vice President & Director
  General Partner            Administrator, Ltd.

                           Wellington Global Holdings,      Director
                             Ltd.

                           Wellington Hedge Management,     Sr. Vice President
                             Inc.

                           Wellington Luxembourg SCA        Supervisory Board

                           Wellington Management Global     Director
                             Holdings, Ltd.

                           Wellington Sales Corporation     Sr. Vice President & Director

Charles Townsend Freeman                 --                               --
  General Partner

Laurie Allen Gabriel       Wellington Global                Sr. Vice President
  Managing Partner           Administrator, Ltd.

                           Wellington Hedge Management,     Sr. Vice President & Director
                             Inc.

                           Wellington Trust Company, NA     Vice President

John Herrick Gooch         Wellington Global                President & Director
  General Partner            Administrator, Ltd.

                           Wellington Global Holdings,      President & Director
                             Ltd.

                           Wellington Hedge Management,     President
                             Inc.

                           Wellington Management Global     President & Director
                             Holdings, Ltd.

                           Wellington Management            General Partner
                             International

                           Wellington Trust Company, NA     Vice President & Director

Nicholas Peter Greville    Wellington Global                Sr. Vice President
  General Partner            Administrator, Ltd.

                           Wellington Global Holdings,      Sr. Vice President
                             Ltd.

                           Wellington International         Director
                             Management Company Pte Ltd.

 NAME AND POSITION WITH
   INVESTMENT ADVISER           NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
                           Wellington Management            General Partner
                             International

Paul J. Hamel              Wellington Trust Company, NA     Vice President & Bank
  General Partner                                             Information Systems Officer

Lucius Tuttle Hill, III    Wellington Trust Company, NA     Vice President
  General Partner

Paul David Kaplan          Wellington Global                Director
  General Partner            Administrator, Ltd.

                           Wellington Global Holdings,      Director
                             Ltd.

                           Wellington Management Global     Director
                             Holdings, Ltd.

John Charles Keogh         Wellington Trust Company, NA     Vice President
  General Partner

George Cabot Lodge, Jr.    Wellington Global                Sr. Vice President
  General Partner            Administrator, Ltd.

                           Wellington Hedge Management,     Sr. Vice President
                             Inc.

Nancy Therese Lukitsh      Wellington Global                Sr. Vice President
  General Partner            Administrator, Ltd.

                           Wellington Hedge Management,     Sr. Vice President
                             Inc.

                           Wellington Trust Company, NA     Vice President & Director

Mark Thomas Lynch                        --                               --
  General Partner

Christine Smith Manfredi   Wellington Global                Sr. Vice President
  General Partner            Administrator, Ltd.

                           Wellington Global Holdings,      Sr. Vice President
                             Ltd.

                           Wellington Hedge Management,     Sr. Vice President
                             Inc.

                           Wellington Trust Company, NA     Vice President

Patrick John McCloskey                   --                               --
  General Partner

Earl Edward McEvoy                       --                               --
  General Partner

Duncan Mathieu McFarland   Wellington Global                Chairman & Director
  Managing Partner           Administrator, Ltd.

                           Wellington Global Holdings,      Chairman & Director
                             Ltd.

                           Wellington Hedge Management,     Chairman & Director
                             Inc.

                           Wellington International         Director
                             Management Company Pte Ltd.

 NAME AND POSITION WITH
   INVESTMENT ADVISER           NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
                           Wellington Management Global     Chairman & Director
                             Holdings, Ltd.

                           Wellington Management            General Partner
                             International

                           Wellington Trust Company, NA     Chairman of the Board &
                                                              Director

Paul Mulford Mecray III                  --                               --
  General Partner

Matthew Edward Megargel                  --                               --
  General Partner

James Nelson Mordy                       --                               --
  General Partner

Diane Carol Nordin         Wellington Global                Sr. Vice President
  General Partner            Administrator, Ltd.

                           Wellington Hedge Management,     Sr. Vice President
                             Inc.

Stephen T. O'Brien                       --                               --
  General Partner

Edward Paul Owens                        --                               --
  General Partner

Saul Joseph Pannell                      --                               --
  General Partner

Thomas Louis Pappas                      --                               --
  General Partner

Jonathan Martin Payson     Wellington Global                Director
  General Partner            Administrator, Ltd.

                           Wellington Global Holdings,      Director
                             Ltd.

                           Wellington Management Global     Director
                             Holdings, Ltd.

                           Wellington Sales Corporation     Sr. Vice President

                           Wellington Trust Company, NA     President & Director

Philip H. Perelmuter                     --                               --
  General Partner

Robert Douglas Rands                     --                               --
  General Partner

Eugene Edward Record, Jr.  Wellington Trust Company, NA     Vice President
  General Partner

James Albert Rullo
  General Partner

John Robert Ryan           Wellington Hedge Management,     Director
  Managing Partner           Inc.

 NAME AND POSITION WITH
   INVESTMENT ADVISER           NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
Joseph Harold Schwartz                   --                               --
  General Partner

Theodore Shasta                          --                               --
  General Partner

Binkley Calhoun Shorts                   --                               --
  General Partner

Trond Skramstad                          --                               --
  General Partner

Catherine Anne Smith                     --                               --
  General Partner

Stephen Albert Soderberg                 --                               --
  General Partner

Eric Stromquist                          --                               --
  General Partner

Brendan James Swords       Wellington Global                Sr. Vice President
  General Partner            Administrator, Ltd.

                           Wellington Hedge Management,     Sr. Vice President
                             Inc.

Harriett Tee Taggart                     --                               --
  General Partner

Perry Marques Traquina                   --                               --
  General Partner

Gene Roger Tremblay                      --                               --
  General Partner

Michael Aaron Tyler                      --                               --
  General Partner

Mary Ann Tynan             Wellington Luxembourg SCA        Supervisory Board
  General Partner

                           Wellington Management            General Partner & Compliance
                             International                    Officer

                           Wellington Sales Corporation     Sr. Vice President, Clerk &
                                                              Director

                           Wellington Trust Company, NA     Vice President & Trust Officer

Clare Villari                            --                               --
  General Partner

Ernst Hans von Metzsch     Wellington Global                Sr. Vice President
  General Partner            Administrator, Ltd.

                           Wellington Global Holdings,      Sr. Vice President
                             Ltd.

                           Wellington Hedge Management,     Sr. Vice President
                             Inc.

James Leland Walters       Wellington Global                Deputy Chairman & Director
  General Partner            Administrator, Ltd.

 NAME AND POSITION WITH
   INVESTMENT ADVISER           NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------  -------------------------------  -------------------------------
                           Wellington Global Holdings,      Deputy Chairman & Director
                             Ltd.

                           Wellington International         Director
                             Management Company Pte Ltd.

                           Wellington Luxembourg SCA        Supervisory Board

                           Wellington Management Global     Deputy Chairman, Sr. Vice
                             Holdings, Inc.                   President & Director

                           Wellington Sales Corporation     Sr. Vice President, Assistant
                                                              Clerk & Director

                           Wellington Trust Company, NA     Trust Counsel & Director

Kim Williams                             --                               --
  General Partner

Francis Vincent Wisneski                 --                               --
  General Partner


ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


SEI Daily Income Trust                                    July 15, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
SEI Institutional International Trust                     August 30, 1988
The Advisors' Inner Circle Fund                           November 14, 1991
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc.                     November 1, 1992
The Arbor Fund                                            January 28, 1993
The PBHG Funds, Inc.                                      July 16, 1993
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995
Huntington Funds                                          January 11, 1996
SEI Asset Allocation Trust                                April 1, 1996
TIP Funds                                                 April 28, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc.                       October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
PBHG Insurance Series Fund, Inc.                          April 1, 1997
The Expedition Funds                                      June 9, 1997

Alpha Select Funds                                        January 1, 1998
Oak Associates Funds                                      February 27, 1998
The Nevis Fund, Inc.                                      June 29, 1998
CNI Charter Funds                                         April 1, 1999
The Armada Advantage Fund                                 May 1, 1999
Amerindo Fund, Inc.                                       July 13, 1999
Huntington VA Funds                                       October 15, 1999
Friends Ivory Funds                                       December 16, 1999
SEI Insurance Products Trust                              March 29, 2000
Pitcairn Funds                                            August 1, 2000
First Omaha Funds, Inc.                                   October 1, 2000
JohnsonFamily Funds, Inc.                                 November 1, 2000


    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").


    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456. The Manager, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Manager. SEI Investments and its subsidiaries and affiliates, including the Manager, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Manager and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievements Funds Trust, The Advisors' Inner Circle Fund, Amerindo Fund, Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, Alpha Select Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

                                       POSITION AND OFFICE              POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  -------------------------------------------  ---------------------
Alfred P. West, Jr.        Director, Chairman of the Board of                    --
                             Directors

Carmen V. Romeo            Director                                              --

Mark J. Held               President & Chief Operating Officer                   --

Richard B. Lieb            Director, Executive Vice President                    --

Dennis J. McGonigle        Executive Vice President                              --

Robert M. Silvestri        Chief Financial Officer & Treasurer                   --

Leo J. Dolan, Jr.          Senior Vice President                                 --

Carl A. Guarino            Senior Vice President                                 --

Jack May                   Senior Vice President                                 --

Hartland J. McKeown        Senior Vice President

Kevin P. Robins            Senior Vice President                                 --

Patrick K. Walsh           Senior Vice President                                 --

Robert Aller               Vice President                                        --

John D. Anderson           Vice President & Managing Director                    --

Timothy D. Barto           Vice President & Assistant Secretary                  --

Todd Cipperman             Senior Vice President & General Counsel      Vice President &
                                                                          Assistant Secretary

S. Courtney E. Collier     Vice President & Assistant Secretary                  --

Robert Crudup              Vice President & Managing Director                    --

Richard A. Deak            Vice President & Assistant Secretary                  --

Scott W. Dellorfano        Vice President & Managing Director                    --

Barbara Doyne              Vice President                                        --

James R. Foggo             Vice President & Assistant Secretary                  --

William E. Zitelli         Vice President & Assistant Secretary                  --

Jeff Drennen               Vice President                                        --

Vic Galef                  Vice President & Managing Director                    --

Scott C. Fanatico          Vice President & Managing Director                    --

Lydia A. Gavalis           Vice President & Assistant Secretary         Vice President &
                                                                          Assistant Secretary

Steven A. Gardner          Vice President & Managing Director                    --

Greg Gettinger             Vice President & Assistant Secretary                  --

Kathy Heilig               Vice President                                        --

Jeff Jacobs                Vice President                                        --

Samuel King                Vice President                                        --

John Kirk                  Vice President & Managing Director                    --

Kim Kirk                   Vice President & Managing Director                    --

John Krzeminski            Vice President & Managing Director                    --

                                       POSITION AND OFFICE              POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  -------------------------------------------  ---------------------
Paul Lonergan              Vice President & Managing Director                    --

Ellen Marquis              Vice President                                        --

Christine M. McCullough    Vice President & Assistant Secretary                  --

Carolyn McLaurin           Vice President & Managing Director                    --

Mark Nagle                 Vice President                               Controller & Chief
                                                                          Financial Officer

Joanne Nelson              Vice President                                        --

Cynthia M. Parrish         Vice President & Assistant Secretary         Vice President &
                                                                          Assistant Secretary

Rob Redican                Vice President                                        --

Maria Rinehart             Vice President                                        --

Steve Smith                Vice President                                        --

Daniel Spaventa            Vice President                                        --

Kathryn L. Stanton         Vice President                                        --

Lori L. White              Vice President & Assistant Secretary                  --

Wayne M. Withrow           Senior Vice President                                 --


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

           First Union National Bank,
           Broad and Chestnut Streets
           P.O. Box 7618
           Philadelphia, Pennsylvania 19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

           SEI Investments Fund Management
           Oaks, Pennsylvania 19456

        (d) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Adviser:

           Wellington Management Company, LLP
           75 State Street
           Boston, Massachusetts 02109

ITEM 29.  MANAGEMENT SERVICES:

    None.

ITEM 30.  UNDERTAKINGS:

    None

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of SEI Liquid Asset Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Unitholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment No. 25 to Registration Statement No. 2-73428 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 27th day of October, 2000.


                                                       SEI LIQUID ASSET TRUST

                                                       By:            /s/ EDWARD D. LOUGHLIN
                                                            -----------------------------------------
                                                                        Edward D. Loughlin
                                                                            PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


                          *
     -------------------------------------------       Trustee                        October 27, 2000
                  William M. Doran

                          *
     -------------------------------------------       Trustee                        October 27, 2000
                  F. Wendell Gooch

                          *
     -------------------------------------------       Trustee                        October 27, 2000
                  Robert A. Nesher

                          *
     -------------------------------------------       Trustee                        October 27, 2000
                   James M. Storey

                          *
     -------------------------------------------       Trustee                        October 27, 2000
                 George J. Sullivan

                          *
     -------------------------------------------       Trustee                        October 27, 2000
                 Rosemarie B. Greco

               /s/ EDWARD D. LOUGHLIN
     -------------------------------------------       President, Chief               October 27, 2000
                 Edward D. Loughlin                      Executive Officer

                  /s/ MARK E. NAGLE
     -------------------------------------------       Controller, Chief              October 27, 2000
                    Mark E. Nagle                        Financial Officer



*By:                 /s/ EDWARD D. LOUGHLIN
             --------------------------------------
                       Edward D. Loughlin
                        ATTORNEY IN FACT

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
                             Registrant's Agreement and Declaration of Trust as
                               originally filed with Registrant's Registration Statement
                               on Form N-1A filed with the SEC on July 29, 1981, as
                               amended in Post-Effective Amendment No. 8 filed with the
                               SEC on March 7, 1988 is incorporated by reference to
                               Exhibit 1 of Post-Effective Amendment No. 19 filed with
                               the SEC on October 30, 1995.

                             Registrant's By-laws as originally filed with Pre-Effective
                               Amendment No. 1 to Registrant's Registration Statement on
                               Form N-1A filed with the SEC on October 22, 1981 are
                               incorporated by reference to Exhibit 2(a) of Post-
                               Effective Amendment No. 19 filed with the SEC on
                               October 30, 1995.

                             Amended By-Laws are incorporated by reference to Exhibit
                               2(b) of Post-Effective Amendment No. 21, filed with the
                               SEC on October 30, 1997.

                             Not applicable.

                             Investment Advisory Contract dated October 30, 1985 between
                               TrustFunds Liquid Asset Trust and Wellington Management
                               Company as originally filed with Post-Effective Amendment
                               No. 5 to Registrant's Registration Statement on Form N-1A
                               filed with the SEC on June 13, 1986 is incorporated by
                               reference to Exhibit 5(a) of Post-Effective Amendment
                               No. 19 filed with the SEC on October 30, 1995.

                             Consent to Assignment and Assumption between SEI Financial
                               Management Corporation and SEI Fund Management dated
                               August 21, 1996 is incorporated by reference to Exhibit
                               5(b) of Post-Effective Amendment No. 20 filed with the SEC on August 28, 1996.

                             Distribution Agreement dated November 29, 1982 between
                               TrustFunds Liquid Asset Trust and SEI Financial Services
                               Company as originally filed with Post-Effective Amendment
                               No. 4 to Registrant's Registration Statement on Form N-1A
                               filed with the SEC on August 29, 1985 is incorporated by
                               reference to Exhibit 6 of Post-Effective Amendment No. 19
                               filed with the SEC on October 30, 1995.

                             Not applicable.

                             Custodian Agreement dated September 1, 1981 by and between
                               TrustFunds Liquid Asset Trust and The Philadelphia
                               National Bank as originally filed with Pre-Effective
                               Amendment No. 1 to Registrant's Registration Statement on
                               Form N-1A filed with the SEC on October 22, 1981 is
                               incorporated by reference to Exhibit 8(a) of
                               Post-Effective Amendment No. 19 filed with the SEC on
                               October 30, 1995.

                             Custodian Agreement dated October 25, 1984 between
                               TrustFunds Liquid Asset Trust and First Interstate Bank of
                               Oregon as originally filed with Post-Effective Amendment
                               No. 4 to Registrant's Registration Statement on Form N-1A
                               filed with the SEC on August 29, 1985 is incorporated by
                               reference to Exhibit 8(b) of Post-Effective Amendment
                               No. 19 filed with the SEC on October 30, 1995.

                             Management Agreement dated as of October 31, 1986 by and
                               between TrustFunds Liquid Asset Trust and SEI Financial
                               Management Corporation as originally filed with
                               Post-Effective Amendment No. 8 to Registrant's
                               Registration Statement on Form N-1A filed with the SEC on
                               March 7, 1988 is incorporated by reference to Exhibit 9 of
                               Post-Effective Amendment No. 19 filed with the SEC on
                               October 30, 1995.

           EX-99.i           Opinion and Consent of Counsel is filed herewith.

           EX-99.j           Consent of Independent Public Accountants is filed herewith.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
                             Not applicable.

                             Not applicable.

                             Registrant's 12b-1 Distribution Plan as amended March 30,
                               1984 as originally filed with Post-Effective Amendment
                               No. 4 to Registrant's Registration Statement on Form N-1A
                               filed with the SEC on August 29, 1985 is incorporated by
                               reference to Exhibit 15(a) of Post-Effective Amendment
                               No. 19 filed with the SEC on October 30, 1995.

                             Registrant's 12b-1 Distribution Plan with respect to the
                               ProVantage Funds Class as originally filed with
                               Post-Effective Amendment No. 17 to Registrant's
                               Registration Statement on Form N-1A filed with the SEC on
                               August 27, 1993 is incorporated by reference to Exhibit
                               15(b) of Post-Effective Amendment No. 19 filed with the
                               SEC on October 30, 1995.

                             Amended and Restated Distribution Plan is incorporated by
                               reference to Exhibit 15(c) of Post-Effective Amendment
                               No. 20 filed with the SEC on August 28, 1996.

                             Shareholder Service Plan and Agreement with respect to the
                               Class D shares is incorporated by reference to Exhibit
                               15(d) of Post-Effective Amendment No. 20 filed with the
                               SEC on August 28, 1996.

                             Rule 18f-3 Plan is incorporated by reference to Exhibit
                               18(a) of Post-Effective Amendment No. 19 filed with the
                               SEC on October 30, 1995.

                             Amendments to Rule 18f-3 Plan are incorporated by reference to
                               Exhibit 18(b) of Post-Effective Amendment No. 20 filed
                               with the SEC on August 28, 1996.

                             Code of Ethics for SEI Investments Company dated April 2000 is incorporated by reference to Exhibit (p)(4) of
                               Post-Effective Amendment No. 42 of SEI Daily Income
                               Trust's Registration Statement on Form N-1A (File
                               Nos. 2-77048 and 811-3451), filed with SEC on May 30,
                               2000.

           Ex-99.(p)(2)      Code of Ethics for Wellington Management Company LLP, is
                               filed herewith.

                             Code of Ethics for SEI Liquid Asset Trust dated March 20,
                               2000 is incorporated by reference to Exhibit (p)(2) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 33-09504 and 811-04878), filed with the SEC on
                               June 30, 2000.

           EX-99.q           Powers of Attorney for Robert A. Nesher, William M. Doran,
                               F. Wendell Gooch, Mark E. Nagle, Edward D. Loughlin,
                               George J. Sullivan, Jr., Rosemarie B. Greco and James M.
                               Storey are filed herewith.